Acquisitions and Other Significant Transactions - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 554,420
Trade and other receivables	4,036,558
Property, plant and equipment	3,319,313
Intangible assets	74,841,933
Right of use assets	100,896
Inventories	2,235,482	$ 110,913,884	$ 112,000,786
Borrowings	(19,608,629)
Deferred revenue and advances from customers	(6,636,121)	7,791,048
Accounts payable	(5,806,020)
Lease liabilities	(117,463)	$ (11,284,137)
Warrant liabilities	(181,093)
Deferred tax liabilities	(15,767,275)
Total net assets identified	43,608,122
Non-controlling interest	6,316,790
Previously held interest - revalued at FV	1,283,319
Gain on purchase	1,473,482
Total consideration	34,534,531
Moolec Science SA [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	252,923
Other financial assets	73,950
Trade and other receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use assets	168,988
Trade and other payables	(2,302,332)
Inventories	4,031,412
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974
Non-controlling interest	(1,898,247)
Gain from a bargain purchase	(1,032,327)
Total consideration	$ 943,400